SPROTT FUNDS TRUST

Supplement Dated August 31, 2026

Fund	Prospectuses, Summary Prospectus, and Statement of Additional Information dated
Sprott Gold Miners ETF (SGDM)	April 30, 2026
Sprott Junior Gold Miners ETF (SGDJ)	April 30, 2026
Sprott Uranium Miners ETF (URNM)	April 30, 2026
Sprott Junior Uranium Miners ETF (URNJ)	April 30, 2026
Sprott Copper Miners ETF (COPP)	April 30, 2026
Sprott Junior Copper Miners ETF (COPJ)	April 30, 2026
Sprott Nickel Miners ETF (NIKL)	April 30, 2026
Sprott Lithium Miners ETF (LITP)	April 30, 2026
Sprott Critical Materials ETF (SETM) (formerly, Sprott Energy Transition Materials ETF)	April 30, 2026
Sprott Silver Miners & Physical Silver ETF (SLVR)	April 30, 2026
Sprott Active Gold & Silver Miners ETF (GBUG)	April 30, 2026
Sprott Active Metals & Miners ETF (METL)	April 30, 2026
Sprott Rare Earths Ex-China ETF (REXC)	April 7, 2026

(each a “Fund” and collectively the “Funds”)

Effective immediately, the following sections in each Fund’s Prospectus, Summary Prospectus and the Statement of Additional Information (“SAI”) are revised as follows:

The section in each Fund’s Prospectus and Summary Prospectus entitled “Management – Portfolio Managers” is replaced in its entirety with the following:

Ryan Mischker, Senior Vice President, Portfolio Management & Research and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research at the Sub-Adviser are responsible for the day-to-day management of the Fund. Mr. Mischker has served as a portfolio manager for the Fund since inception in July 2019 and previously with the Gold Predecessor Fund since March 2015. Mr. Kleckner has served as a portfolio manager for the Fund since August 2026.

The section in in each Fund’s Prospectus entitled “Fund Management – Portfolio Managers – Sub-Adviser-All Funds” is replaced in its entirety with the following:

Ryan Mischker, Senior Vice President, Portfolio Management & Research and Kyle Kleckner, CFA, Portfolio Manager, Portfolio Management & Research of ALPS Advisors are the Portfolio Managers of each Fund and are also responsible for the refinement and implementation of the equity portfolio management process.

Mr. Mischker has been Portfolio Manager of each Fund since their inception and was previously the portfolio manager for both the Gold Predecessor Fund, Junior Predecessor Fund from March 2015 to July 2019. Prior to joining ALPS Advisors, Mr. Mischker served as Compliance Manager of ALPS Fund Services, where he was primarily responsible for managing all post-trade monitoring for IRS, SEC and registration statement investment guidelines and restrictions. Mr. Mischker has over 20 years financial services experience and graduated from the University of Northern Colorado with a B.S. in Finance and B.A. in Economics.

Mr. Kleckner, CFA, has been a Portfolio Manager of the Fund since August 2026. Prior to joining the Adviser, Mr. Kleckner served as an Investment Analyst at IFAM Capital, where he contributed to the firm’s investment committee and asset-allocation process for client portfolios and was responsible for multi-asset models, attribution, and tactical recommendations across asset classes. Mr. Kleckner has over 9 years of financial services experience, is a CFA Charterholder, and graduated from Colorado State University with a B.S. in Business Administration with dual concentrations in Finance and Computer Information Systems.

The section in the SAI entitled “MANAGEMENT AND OTHER SERVICE PROVIDERS – Portfolio Managers – Sub-Adviser – All Funds” is replaced in its entirety with the following:

Ryan Mischker and Kyle Kleckner, CFA are the portfolio managers for the Funds. Refer to the Prospectus for information regarding each Portfolio Managers experience and background.

The following table is added to the section entitled “MANAGEMENT AND OTHER SERVICE PROVIDERS – Other Accounts Managed by the Portfolio Managers” in the SAI:

Name of Portfolio Manager	Other Accounts Managed as of December 31, 2025			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts	Total Assets in Accounts	Number of Accounts	Total Assets in Accounts
Kyle Kleckner, CFA	Registered Investment Companies	N/A	N/A	N/A	N/A
	Other Pooled Investment Vehicles	N/A	N/A	N/A	N/A
	Other Accounts	N/A	N/A	N/A	N/A

The section in the SAI entitled “MANAGEMENT AND OTHER SERVICE PROVIDERS – Portfolio Manager Compensation – Sub-Adviser” is replaced with the following:

Ryan Mischker and Kyle Kleckner, CFA are paid a base salary, plus a discretionary bonus. The bonus for Mr. Mischker and Mr. Kleckner is determined by the business unit’s revenue and profitability as well as the individual’s contribution to the business unit. The bonus for Mr. Mischker and Mr. Kleckner is discretionary and is not based specifically on portfolio performance.

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This Supplement dated August 27, 2026, and the Summary Prospectus, Prospectus and Statement of Additional Information dated April 30, 2026, and April 7, 2026 in the case of Sprott Rare Earths Ex-China ETF (REXC) provide relevant information for all shareholders and should be retained for future reference. The Prospectus, Summary Prospectus, and the SAI have been filed with the Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling 1-844-940-4653.